Acquisition of Divested Products from the Watson/Actavis Merger (Supplemental Pro forma Information) (Details) (Watson/Actavis Divestiture Products [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Watson/Actavis Divestiture Products [Member]
Business Acquisition [Line Items]
Total revenues	$ 1,125,461	$ 1,014,979
Income (loss) from continuing operations	$ 5,364	$ (26,729)